INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8%
	APPAREL & TEXTILE PRODUCTS - 1.4%
8,943	Compagnie Financiere Richemont S.A.	$ 1,407,912
607	Hermes International SCA	1,455,109
185,180	PRADA SpA	1,323,929
		4,186,950
	ASSET MANAGEMENT - 2.6%
37,269	3i Group plc	1,555,873
34,069	Brookfield Corporation	1,713,916
51,917	Investor A.B.	1,544,002
25,027	Julius Baer Group Ltd.	1,457,389
1,117	Partners Group Holding A.G.	1,604,141
		7,875,321
	AUTOMOTIVE - 2.9%
24,871	Continental A.G.	1,678,957
90,946	Denso Corporation	1,393,824
3,451	Ferrari N.V.	1,714,422
1,240,032	Geely Automobile Holdings Ltd.	1,402,578
40,729	Mahindra & Mahindra Ltd.	1,360,349
16,788	Toyota Industries Corporation	1,313,725
		8,863,855
	BANKING - 11.0%
3,856,702	Bank Mandiri Persero Tbk P.T.	1,778,001
34,500	Bank Polska Kasa Opieki S.A.	1,410,898
460,766	BOC Hong Kong Holdings Ltd.	1,453,588
16,840	Commonwealth Bank of Australia	1,590,077
102,108	Credit Agricole S.A.	1,597,412
47,913	Danske Bank A/S	1,495,147
1,691,621	First Financial Holding Company Ltd.	1,438,992
182,025	Grupo Financiero Banorte SAB de CV	1,262,297
109,591	Hang Seng Bank Ltd.	1,325,294
48,715	ICICI Bank Ltd. - ADR	1,427,837
381,046	Intesa Sanpaolo SpA	1,585,375
96,782	KakaoBank Corporation	1,601,104
20,021	KBC Group N.V.	1,556,451
58,987	National Australia Bank Ltd.	1,523,984

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	BANKING - 11.0% (Continued)
28,816	OTP Bank Nyrt	$ 1,482,712
90,883	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,357,674
5,188,225	PT Bank Rakyat Indonesia (Persero) Tbk	1,728,849
94,803	Skandinaviska Enskilda Banken A.B.	1,523,514
127,246	Standard Bank Group Ltd.	1,712,934
150,256	Svenska Handelsbanken A.B., A Shares	1,549,773
69,361	Swedbank A.B., A Shares	1,482,151
61,693	United Overseas Bank Ltd.	1,483,998
		33,368,062
	BIOTECH & PHARMA - 2.8%
11,276	Celltrion, Inc.	1,713,498
39,187	Chugai Pharmaceutical Company Ltd.	1,979,306
7,200	CSL Ltd.	1,496,922
5,537	Genmab A/S,(a)	1,537,094
9,604	UCB S.A.	1,737,593
		8,464,413
	CHEMICALS - 4.3%
23,169	Akzo Nobel N.V.	1,477,510
2,557,002	Chandra Asri Pacific Tbk P.T.	1,650,345
1,715	EMS-Chemie Holding A.G.	1,435,201
68,424	Evonik Industries A.G.	1,516,248
292	Givaudan S.A.	1,496,045
27,219	Nutrien Ltd.	1,318,215
40,126	Solvay S.A.	1,405,829
11,465	Symrise A.G.	1,508,519
49,420	Yara International ASA	1,438,809
		13,246,721
	COMMERCIAL SUPPORT SERVICES - 2.6%
149,787	ALS Ltd.	1,588,711
50,622	Bureau Veritas S.A.	1,669,497
32,746	Edenred S.E.	1,382,874
15,817	SGS S.A.	1,760,649
144,566	Worley Ltd.	1,490,280
		7,892,011

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	CONSTRUCTION MATERIALS - 2.0%
18,035	Cie de Saint-Gobain S.A.	$ 1,576,269
16,000	Holcim A.G.	1,537,879
232,321	Siam Cement PCL (The)	1,570,913
4,883	Sika A.G.	1,562,174
		6,247,235
	CONTAINERS & PACKAGING - 1.0%
142,927	Amcor plc	1,614,628
34,725	Huhtamaki OYJ	1,422,313
		3,036,941
	DIVERSIFIED INDUSTRIALS - 0.5%
32,407	Alfa Laval A.B.	1,451,585

	ELECTRIC UTILITIES - 8.3%
177,549	CLP Holdings Ltd.	1,591,553
106,599	E.ON S.E.	1,509,210
372,006	EDP - Energias de Portugal S.A.	1,560,715
99,195	EDP Renovaveis S.A.	1,586,375
74,172	Endesa S.A.	1,565,744
15,340,456	Enel Americas S.A.	1,643,320
203,194	Enel SpA	1,541,472
36,202	Fortis, Inc.(b)	1,592,897
92,245	Fortum OYJ	1,474,207
1,277,122	Gulf Energy Development PCL(b)	1,905,480
108,655	Iberdrola S.A.	1,539,519
40,499	RWE A.G.	1,460,524
62,622	SSE plc	1,551,796
179,873	Terna Rete Elettrica Nazionale SpA	1,562,955
626,020	Vector Ltd.	1,518,288
17,639	Verbund A.G.,(b)	1,504,033
		25,108,088
	ELECTRICAL EQUIPMENT - 1.2%
50,476	Assa Abloy A.B., Class B	1,627,738
621,405	Delta Electronics Thailand PCL	1,945,630
		3,573,368

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	ENGINEERING & CONSTRUCTION - 1.0%
36,170	Ferrovial S.E.	$ 1,508,682
9,004	WSP Global, Inc.	1,500,934
		3,009,616
	ENTERTAINMENT CONTENT - 0.5%
235,768	Bollore S.E.	1,551,722

	FOOD - 1.9%
39,284	Ajinomoto Company, Inc.	1,504,009
770,732	China Mengniu Dairy Company Ltd.	1,312,584
398,877	Grupo Bimbo S.A.B. de C.V.	1,432,381
613,237	Wilmar International Ltd.	1,475,585
		5,724,559
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
135,534	Suzano S.A.	1,322,389
40,031	UPM-Kymmene OYJ	1,352,948
		2,675,337
	GAS & WATER UTILITIES - 2.1%
412,039	Hera SpA	1,584,765
1,902,452	Hong Kong & China Gas Company Ltd.	1,549,220
64,971	Naturgy Energy Group S.A.	1,655,870
317,279	Snam SpA	1,572,018
		6,361,873
	HEALTH CARE FACILITIES & SERVICES - 1.0%
47,099	Fresenius S.E. & Company KGaA,(a)	1,737,062
4,511	ICON plc(a)	1,452,813
		3,189,875
	HOME CONSTRUCTION - 0.5%
2,363	Geberit A.G.	1,503,609

	HOUSEHOLD PRODUCTS - 0.9%
9,536	Beiersdorf A.G.	1,378,019
5,576	LG H&H Company Ltd.	1,479,693
		2,857,712

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INDUSTRIAL REIT - 0.5%
61,638	Goodman Group	$ 1,393,468

	INDUSTRIAL SUPPORT SERVICES - 1.1%
21,275	Ashtead Group PLC	1,508,128
1,063,996	United Tractors Tbk P.T.	1,862,251
		3,370,379
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
749,011	B3 S.A. Brasil, Bolsa, Balcao	1,678,794
6,809	Deutsche Boerse A.G.	1,526,908
43,863	Hong Kong Exchanges & Clearing Ltd.	1,352,255
11,780	London Stock Exchange Group plc	1,585,641
		6,143,598
	INSURANCE - 5.4%
207,246	AIA Group Ltd.	1,473,715
237,009	BB Seguridade Participacoes S.A.	1,544,028
53,853	Dai-ichi Life Holdings, Inc.	1,538,699
1,248	Fairfax Financial Holdings Ltd.	1,506,579
8,421	Intact Financial Corporation	1,584,763
493,951	Legal & General Group plc	1,451,710
50,078	Power Corp of Canada	1,537,209
154,828	Prudential PLC	1,325,662
33,210	Sampo OYJ, A Shares	1,483,219
1,929	Swiss Life Holding A.G.	1,556,432
65,207	Tryg A/S	1,453,163
		16,455,179
	INTERNET MEDIA & SERVICES - 1.5%
7,336	Naspers Ltd.	1,513,306
39,644	Prosus N.V.	1,469,124
10,824	REA Group Ltd.	1,604,478
		4,586,908
	MACHINERY - 4.7%
22,839	ANDRITZ A.G.	1,504,426
75,596	Atlas Copco A.B.	1,370,573
27,739	CNH Industrial N.V.	282,908

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	MACHINERY - 4.7% (Continued)
111,145	CNH Industrial N.V.	$ 1,149,239
3,735	Disco Corporation	1,089,910
52,594	FANUC Corporation	1,542,301
33,686	KION Group A.G.	1,304,923
11,131	Krones A.G.	1,525,469
70,803	Sandvik A.B.	1,505,379
2,994	SMC Corporation	1,372,164
186,509	WEG S.A.	1,785,655
		14,432,947
	MEDICAL EQUIPMENT & DEVICES - 2.1%
11,717	Coloplast A/S - Series B	1,597,610
6,503	EssilorLuxottica S.A.	1,539,503
4,602	Sonova Holding A.G.	1,601,100
11,174	Straumann Holding A.G.	1,648,745
		6,386,958
	METALS & MINING - 3.8%
21,196	Agnico Eagle Mines Ltd.	1,726,857
44,765	Anglo American Platinum Ltd.,(b)	1,545,640
53,406	Antofagasta plc	1,299,575
49,258	BHP Group Ltd.	1,359,313
98,084	Fortescue Ltd.	1,212,938
11,715	Franco-Nevada Corporation	1,430,431
17,488	Rio Tinto Ltd.	1,320,419
26,635	Wheaton Precious Metals Corporation	1,646,060
		11,541,233
	OIL & GAS PRODUCERS - 6.9%
55,705	Aker BP ASA	1,333,460
39,517	Canadian Natural Resources Ltd.	1,430,297
71,950	Cenovus Energy, Inc.	1,334,128
277,063	ENEOS Holdings, Inc.	1,496,269
92,226	Eni SpA	1,495,716
49,895	Equinor ASA	1,324,215
97,577	Inpex Corporation	1,448,060
183,559	MOL Hungarian Oil & Gas plc	1,391,177

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	OIL & GAS PRODUCERS - 6.9% (Continued)
32,468	OMV A.G.	$ 1,413,119
84,178	ORLEN S.A.	1,397,861
339,046	PTT Exploration & Production PCL	1,410,428
277,099	Santos Ltd.	1,354,173
21,279	TotalEnergies S.E.	1,462,578
31,102	Tourmaline Oil Corporation	1,417,420
75,234	Woodside Energy Group Ltd.	1,384,603
		21,093,504
	REAL ESTATE OWNERS & DEVELOPERS - 3.2%
378,572	CK Asset Holdings Ltd.	1,531,699
1,519,997	New World Development Company Ltd.	1,530,164
2,979,205	SM Prime Holdings, Inc.	1,639,516
48,582	Sumitomo Realty & Development Company Ltd.	1,649,962
891,381	Swire Properties Ltd.	1,643,796
49,873	Vonovia S.E.	1,718,657
		9,713,794
	RETAIL - CONSUMER STAPLES - 2.9%
66,497	Aeon Company Ltd.,(b)	1,659,797
24,987	Alimentation Couche-Tard, Inc.	1,426,298
82,957	BIM Birlesik Magazalar A/S	1,314,749
776,149	Cencosud S.A.	1,571,152
71,711	Jeronimo Martins SGPS S.A.	1,326,749
167,532	President Chain Store Corporation	1,472,194
		8,770,939
	RETAIL - DISCRETIONARY - 0.5%
101,374	SM Investments Corporation	1,595,235

	SEMICONDUCTORS - 2.7%
36,421	Advantest Corporation	1,654,493
1,375	ASML Holding N.V.	1,233,974
38,838	Infineon Technologies A.G.	1,416,505
5,332	NXP Semiconductors N.V.	1,366,912
75,855	Renesas Electronics Corporation	1,304,454

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SEMICONDUCTORS - 2.7% (Continued)
36,350	STMicroelectronics N.V.	$ 1,155,824
		8,132,162
	SOFTWARE - 2.1%
8,685	Check Point Software Technologies Ltd.(a)	1,671,863
491	Constellation Software, Inc.	1,603,255
37,760	Dassault Systemes S.E.	1,472,340
21,610	WiseTech Global Ltd.	1,738,716
		6,486,174
	TECHNOLOGY HARDWARE - 1.0%
8,722	Garmin Ltd.	1,598,655
5,430	Samsung SDI Company Ltd.	1,438,917
		3,037,572
	TECHNOLOGY SERVICES - 0.5%
8,498	Wolters Kluwer N.V.	1,447,797

	TELECOMMUNICATIONS - 3.1%
96,864	Hellenic Telecommunications Organization S.A.	1,569,437
369,990	Koninklijke KPN N.V.	1,510,138
315,568	MTN Group Ltd.	1,572,840
697,940	Singapore Telecommunications Ltd.	1,674,050
433,815	Taiwan Mobile Company Ltd.	1,516,741
588,727	Telstra Group Ltd.	1,566,060
		9,409,266
	TRANSPORTATION & LOGISTICS - 4.4%
7,018	Aena SME S.A.	1,416,321
12,013	Canadian National Railway Company	1,415,386
9,177	DSV A/S	1,638,551
86,133	East Japan Railway Company	1,650,591
1,182,296	Eva Airways Corporation	1,304,681
4,941	Kuehne + Nagel International A.G.	1,529,007
109,926	Poste Italiane SpA	1,524,725
12,113	Ryanair Holdings plc - ADR	1,350,115
172,505	Transurban Group	1,582,133
		13,411,510

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	TRANSPORTATION EQUIPMENT - 0.5%
55,005	Volvo A.B., A Shares	$ 1,479,675

	WHOLESALE - CONSUMER STAPLES - 0.5%
29,676	ITOCHU Corporation	1,564,277

	TOTAL COMMON STOCKS (Cost $263,789,856)	300,641,428

	PREFERRED STOCK — 0.4%
	CHEMICALS — 0.4%
33,879	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $1,998,191)	1,319,720

	COLLATERAL FOR SECURITIES LOANED — 1.5%
	MONET MARKET FUND - 1.5%
4,547,376	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.25% (Cost $4,547,376)(c)(d)	4,547,376

	TOTAL INVESTMENTS - 100.7% (Cost $270,335,423)	$ 306,508,524
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(2,208,973)
	NET ASSETS - 100.0%	$ 304,299,551

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
GDR	- Global Depositary Receipt
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2024 was $4,228,486.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2024. Total collateral had a value of $4,547,376 at August 31, 2024.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2024.